Commitments (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Operating	$ 50.0
Gas processing	874.2
Transportation	1,525.7
Total contractual commitments	2,449.9
Sublease income	(17.2)
1 year
Disclosure of maturity analysis of operating lease payments [line items]
Operating	16.1
Gas processing	87.5
Transportation	253.2
Total contractual commitments	356.8
2 to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Operating	20.9
Gas processing	174.0
Transportation	391.6
Total contractual commitments	586.5
4 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Operating	10.4
Gas processing	143.4
Transportation	373.1
Total contractual commitments	526.9
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Operating	2.6
Gas processing	469.3
Transportation	507.8
Total contractual commitments	$ 979.7